EQUITY-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF WEIGHTED AVERAGE VALUATION ASSUMPTIONS

The following table provides the estimates included in the inputs to the Black-Scholes pricing model for the options granted:

	Six Months Ended June 30,
	2024	2023
Expected term	5.0 years	5.0 years
Risk-free interest rate	4.13%	3.55%
Dividend yield	0.00%	0.00%
Volatility	54.79%	50.00%

The following table provides the weighted average assumptions included in the Black-Scholes Merton pricing model for the options granted:

Year Ended December 31,
2023
Expected term	5.39 years
Risk-free interest rate	3.81%
Dividend yield	0.00%
Volatility	50.42%

SUMMARY OF SHARE-BASED PAYMENT ARRANGEMENT OPTION ACTIVITY

A summary of option activity for the six months ended June 30, 2024 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2023	2,430,900	$4.19	$—	—
Granted	108,040	$8.10	$4.18	—
Forfeited	(30,387)	$3.70	$—	—
Outstanding as of June 30, 2024	2,508,553	$4.32	$2.19	8.76
Vested and expected to vest as of June 30, 2024	2,508,553	$4.32	$2.19	8.76
Exercisable as of June 30, 2024	1,915,797	$3.87	$1.90	8.70

A summary of option activity for the years ended December 31, 2023 and 2022 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2022	270,100	$0.37	$0.22	8.75
Granted	2,239,129	$4.55	$2.30
Forfeited	(10,804)	$3.70
Exercised	(67,525)	$0.37
Outstanding as of December 31, 2023	2,430,900	$4.19	$2.11	9.23
Vested and expected to vest as of December 31, 2023	2,430,900	$4.19	$2.11	9.23
Exercisable as of December 31, 2023	1,602,762	$3.70	$1.81	9.15

FAIR VALUE MEASUREMENT INPUTS AND VALUATION TECHNIQUES

The following table provides the estimates included in the inputs to the Black-Scholes pricing model for the AFG and compensatory warrants granted:

	Six Months Ended June 30,
	2024	2023
Expected term	3 years	10 years
Risk-free interest rate	4.46%	3.74%
Dividend yield	0.00%	0.00%
Volatility	55.14%	45.86%

SCHEDULE OF STOCK-BASED COMPENSATION RELATED TO OPTIONS AND WARRANTS

The Company has recorded stock-based compensation related to its options and warrants in the accompanying unaudited condensed consolidated statements of operations as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
General and administrative	$159,387	$1,841,767	$493,436	$4,284,468
Research and development	132,223	—	205,154	—
	$291,610	$1,841,767	$698,590	$4,284,468

The Company has recorded stock-based compensation related to its options and warrants in the accompanying statements of operations as follows:

	Year Ended December 31,
	2023	2022
General and administrative	$4,846,867	$18,750
Research and development	31,788	-
	$4,878,655	$18,750

SCHEDULE OF SHARE-BASED PAYMENT ARRANGEMENT, RESTRICTED STOCK AND RESTRICTED STOCK UNIT

The following table summarizes activity related to restricted share awards:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2024	—	$—
Granted	417,376	$1.41
Vested	(381,915)	$1.41
Outstanding at June 30, 2024	35,461	$1.41

SCHEDULE OF WEIGHTED AVERAGE VALUATION ASSUMPTIONS FOR WARRANTS GRANTED

The following table provides the weighted average assumptions included in the Black-Scholes Merton pricing model for the warrants granted:

Year Ended December 31,
2023
Expected term	10 years
Risk-free interest rate	3.53%
Dividend yield	0.00%
Volatility	47.44%